Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000166085 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class I Shares
Trading Symbol	USMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 2,633,942,000
Holdings Count | Holding	982
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,633,942
Total number of portfolio holdings	982
Portfolio turnover rate	26%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000166084 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class A Shares
Trading Symbol	USMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$19	0.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[2]
Net Assets	$ 2,633,942,000
Holdings Count | Holding	982
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,633,942
Total number of portfolio holdings	982
Portfolio turnover rate	26%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000198351 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[3]
Net Assets	$ 2,811,622,000
Holdings Count | Holding	279
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0

C000198352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Capital Shares
Trading Symbol	JOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[4]
Net Assets	$ 2,811,622,000
Holdings Count | Holding	279
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0

C000198353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	IM Shares
Trading Symbol	JOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$7	0.13%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[5]
Net Assets	$ 2,811,622,000
Holdings Count | Holding	279
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0

C000198354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JOFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[6]
Net Assets	$ 2,811,622,000
Holdings Count | Holding	279
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0

C000204674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Securities Lending Money Market Fund
Class Name	Agency SL Shares
Trading Symbol	VSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[7]
Net Assets	$ 2,073,183,000
Holdings Count | Holding	115
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,073,183
Total number of portfolio holdings	115

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	87.6
8–30 calendar days	5.0
31–60 calendar days	2.3
61–90 calendar days	1.3
91–180 calendar days	2.9
181+ calendar days	0.9

C000272118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan OnChain Liquidity-Token Money Market Fund
Class Name	Token Shares
Trading Symbol	JLTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan OnChain Liquidity-Token Money Market Fund (the "Fund") for the period of May 13, 2026 (fund inception) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan OnChain Liquidity-Token Money Market Fund (Token Shares)	$5	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.16%	[8]
Net Assets	$ 777,361,000
Holdings Count | Holding	16
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$777,361
Total number of portfolio holdings	16

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
1 calendar day	55.5
2–7 calendar days	4.4
8–30 calendar days	24.0
31–60 calendar days	14.5
61–90 calendar days	1.6

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.